Schedule of restricted share unit activities (Details)	6 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of RSUs, shares | shares	2,651,000
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 440.40
Number of RSUs, Granted | shares	700,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 26.69
Number of RSUs, Vested | shares	(702,651)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 28.25
Number of RSUs, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of RSUs, shares | shares
Weighted Average Grant Date Fair Value, Ending balance | $ / shares